POST-EMPLOYMENT BENEFITS - Sensitivity analysis (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Discount rate
Sensitivity analysis
Rate increase (as a percent)	1.00%
Increase in defined benefit obligation	R$ 3,639,685
Decrease in defined benefit obligation	3,293,540
Salary growth
Sensitivity analysis
Increase in defined benefit obligation	336,960
Decrease in defined benefit obligation	R$ 350,480